UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

Destra International & Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

C/O Destra Capital Management LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Management LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

Destra International & Event-Driven Credit Fund

Schedule of Investments

As of December 31, 2018 (Unaudited)

Shares or Principal Amount		Value
	Bank Loans – 7.7%
	Canada – 1.2%
248,735	1011778 B.C. Unlimited Liability Company, 4.77% (US LIBOR+225 basis points), 02/17/2024[1]	$237,437
375,375	Valeant Pharmaceuticals International, 5.31% (US LIBOR+300 basis points), 06/01/2025[1]	359,579
		597,016
	Finland – 1.2%
530,000	Nordic Packaging & Container Finland Holdings Oy, 5.00% (EURIBOR+500 basis points), 11/04/2023[1]	599,288
	France – 0.6%
310,000	Altice France SA, 6.31% (US LIBOR+475 basis points), 01/31/2026[1]	293,660
	Luxembourg – 1.2%
530,000	CCP Lux Holding Sarl, 8.75% (EURIBOR+775 basis points), 08/08/20251 2	598,280
	Sweden – 0.4%
180,000	Verisure Holding AB, 3.50% (EURIBOR+350 basis points), 10/21/2022[1]	203,913
	United States – 3.1%
100,000	Brookfield WEC Holdings, Inc., 8.83% (US LIBOR+675 basis points), 08/01/2026[1]	98,188
475,000	California Resources Corp., 7.26% (US LIBOR+475 basis points), 12/31/2022[1]	463,918
198,998	CenturyLink, Inc., 5.27% (US LIBOR+275 basis points), 01/31/2025[1]	186,361
500,000	Fieldwood Energy LLC, 9.49% (US LIBOR+725 basis points), 04/11/2023[1]	441,500
169,768	First Data Corp., 4.50% (US LIBOR+200 basis points), 07/10/2022[1]	163,534
143,484	Vertellus Holdings LLC, 11.24%, 01/31/2019[3]	143,341
		1,496,842
	Total Bank Loans (Cost $3,933,726)	3,788,999
	Common Stocks – 0.1%
	United States – 0.1%
7,337	Resolute Forest Products, Inc., 1.50%,	58,182
	Total Common Stocks (Cost $99,118)	58,182
	Corporate Debt Securities – 8.5%
	Austria – 0.4%
200,000	Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021[4]	208,000
	Brazil – 0.2%
100,000	Brazilian Government International Bond, 8.25%, 01/20/2034[5]	122,875
	Canada – 0.8%
148,183	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 07/15/2026[4]	133,365

Destra International & Event-Driven Credit Fund

Schedules of Investments – Continued

As of December 31, 2018 (Unaudited)

Shares or Principal Amount		Value
	Corporate Debt Securities (Continued)
	Canada (Continued)
300,000	Enbridge, Inc., 6.00%, 01/15/20775 6	$270,894
		404,259
	Cayman Islands – 0.3%
90,000	Noble Holding International, Ltd., 7.75%, 01/15/2024	68,513
100,000	Transocean, Inc., 9.00%, 07/15/2023[4]	99,875
		168,388
	France – 0.8%
	Altice France SA:
200,000	7.375%, 5/1/2026(4)	184,000
200,000	8.125%, 2/1/2027(4)	189,000
		373,000
	Luxembourg – 0.4%
193,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/2024[4]	188,175
	Netherlands – 0.4%
196,000	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/2025[4]	184,093
	United Kingdom – 1.2%
200,000	Algeco Global Finance 2 PLC, 10.00%, 08/15/2023[4]	186,500
400,000	Lloyds Banking Group PLC, 7.50%, 12/27/21665 6	387,080
		573,580
	United States – 4.0%
27,000	Citgo Holding, Inc., 10.75%, 02/15/2020[4]	27,608
246,000	CSC Holdings LLC, 10.88%, 10/15/2025[4]	277,057
191,000	Freedom Mortgage Corp., 8.25%, 04/15/2025[4]	164,260
65,000	Frontier Communications Corp., 6.25%, 09/15/2021	43,225
282,000	Laureate Education, Inc., 8.25%, 05/01/2025[4]	291,165
	Momentive Performance Materials, Inc.:
115,000	3.880%, 10/24/2021	122,331
475,000	4.690%, 4/24/2022	521,906
260,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026[4]	247,000
180,000	Sprint Capital Corp., 8.75%, 03/15/2032	190,350
110,000	Whiting Petroleum Corp., 6.63%, 01/15/2026	94,875
		1,979,777
	Total Corporate Debt Securities (Cost $4,354,704)	4,202,147

Destra International & Event-Driven Credit Fund

Schedules of Investments – Continued

As of December 31, 2018 (Unaudited)

Shares or Principal Amount		Value
	International Debt Securities – 54.2%
	Brazil – 0.4%
200,000	Banco do Brasil SA, 9.00%, 06/18/2166[6]	$204,026
	Cayman Islands – 0.4%
200,000	Cosan Overseas, Ltd., 8.25%, 02/05/2167	202,250
	Colombia – 0.4%
200,000	Colombia Telecomunicaciones SA ESP, 8.50%, 09/30/20665 6	206,502
	Ecuador – 0.5%
300,000	Ecuador Government International Bond, 7.88%, 01/23/2028	245,062
	Egypt – 0.4%
200,000	Egypt Government International Bond, 4.75%, 04/16/2026	207,810
	France – 2.5%
200,000	BNP Paribas SA, 7.00%, 02/16/2167[6]	190,750
180,000	Constantin Investissement 3 SASU, 5.38%, 04/15/2025	192,136
200,000	Electricite de France SA, 5.38%, 01/29/21675 6	234,343
200,000	Orange SA, 5.00%, 10/01/21665 6	244,628
100,000	Orano SA, 4.88%, 09/23/2024[5]	113,605
300,000	Societe Generale SA, 6.75%, 04/06/21634 6	255,450
		1,230,912
	Germany – 21.9%
9,000,000	Bundesrepublik Deutschland Bundesanleihe, 3.50%, 07/04/2019	10,505,453
100,000	KME AG, 6.75%, 02/01/2023	99,351
200,000	Unitymedia GmbH, 3.75%, 01/15/2027[5]	235,016
		10,839,820
	Greece – 1.2%
	Hellenic Republic Government Bond:
110,000	3.900%, 1/30/2033[5]	114,655
230,000	4.000%, 1/30/2037[5]	231,869
230,000	4.200%, 1/30/2042[5]	231,412
		577,936
	Ireland – 0.5%
200,000	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/2024[5]	245,357
	Italy – 4.8%
322,000	Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/2028[6]	216,083
	Intesa Sanpaolo SpA:
800,000	6.250%, 5/16/21665 6	873,241
247,000	7.750%, 7/11/2066[6]	296,530
300,000	Saxa Gres Spa, 7.00%, 07/10/2023[3]	342,936
600,000	UniCredit SpA, 6.63%, 06/03/21665 6	647,119
		2,375,909

Destra International & Event-Driven Credit Fund

Schedules of Investments – Continued

As of December 31, 2018 (Unaudited)

Shares or Principal Amount		Value
	International Debt Securities (Continued)
	Jersey – 0.4%
200,000	AA Bond Co., Ltd., 5.50%, 07/31/2043[5]	$205,822
	Jordan – 0.4%
200,000	Jordan Government International Bond, 5.75%, 01/31/2027	184,167
	Luxembourg – 1.4%
100,000	Amigo Luxembourg SA, 7.63%, 01/15/2024	125,009
200,000	LSF10 Wolverine Investments SCA, 5.00%, 03/15/2024[5]	216,404
	Takko Luxembourg 2 SCA:
100,000	5.375%, 11/15/2023	82,309
130,000	5.375%, 11/15/2023[1]	105,761
100,000	Telecom Italia Finance SA, 7.75%, 01/24/2033[5]	143,227
		672,710
	Macedonia (The Former Yugoslav Republic of) – 0.5%
200,000	Macedonia Government International Bond, 5.63%, 07/26/2023[5]	255,502
	Mexico – 0.4%
200,000	Mexico Government International Bond, 4.00%, 03/15/2115[5]	201,326
	Netherlands – 4.4%
600,000	ABN AMRO Bank, 4.75%, 03/22/21675 6	599,761
800,000	Cooperatieve Rabobank UA, 4.63%, 12/29/21665 6	880,686
508,000	EA Partners II BV, 6.75%, 06/01/2021	286,268
200,000	IPD 3 BV, 4.50%, 07/15/2022[5]	226,397
200,000	Volkswagen International Finance NV, 3.88%, 06/14/21665 6	206,330
		2,199,442
	Nigeria – 0.6%
300,000	Nigeria Government International Bond, 7.88%, 02/16/2032	273,213
	Panama – 0.4%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., 8.38%, 05/10/2020	193,750
	Portugal – 1.0%
400,000	Caixa Geral de Depositos SA, 10.75%, 06/30/2167[6]	500,731
	Spain – 3.5%
200,000	Autonomous Community of Catalonia, 4.22%, 04/26/2035	238,297
200,000	Banco Santander SA, 4.75%, 03/19/2166[6]	182,685
400,000	Bankia SA, 6.00%, 10/18/2066[6]	432,604
	CaixaBank SA:
200,000	5.250%, 3/23/2166[6]	195,107
400,000	6.750%, 9/13/2066[6]	463,344
200,000	Tendam Brands SAU, 5.00%, 09/15/2024[5]	210,472
		1,722,509

Destra International & Event-Driven Credit Fund

Schedules of Investments – Continued

As of December 31, 2018 (Unaudited)

Shares or Principal Amount		Value
	International Debt Securities (Continued)
	Sri Lanka – 0.4%
200,000	Sri Lanka Government International Bond, 6.20%, 05/11/2027	$177,029
	Sweden – 1.3%
300,000	Fastighets AB Balder, 3.00%, 03/07/20785 6	320,645
100,000	Intrum AB, 3.13%, 07/15/2024	101,243
200,000	Verisure Midholding AB, 5.75%, 12/01/2023[5]	221,205
		643,093
	Switzerland – 1.6%
800,000	Credit Suisse Group AG, 7.50%, 01/17/21675 6	782,000
	Tunisia – 0.4%
200,000	Banque Centrale de Tunisie International Bond, 5.63%, 02/17/2024	207,671
	United Kingdom – 4.1%
200,000	Algeco Global Finance PLC, 6.50%, 02/15/2023[5]	224,634
400,000	Barclays PLC, 5.88%, 09/15/2164[6]	462,200
100,000	Boparan Finance PLC, 5.50%, 07/15/2021	92,779
130,000	EI Group PLC, 6.00%, 10/06/2023	177,062
1,400,000	House of Fraser Funding PLC, 6.55%, 09/15/2020	120,351
300,000	HSBC Holdings PLC, 6.50%, 09/23/2166[6]	273,000
200,000	Jerrold Finco PLC, 6.13%, 01/15/2024[5]	245,796
200,000	Liquid Telecommunications Financing PLC, 8.50%, 07/13/2022	202,131
100,000	Miller Homes Group Holdings PLC, 5.50%, 10/15/2024	116,341
100,000	William Hill PLC, 4.88%, 09/07/2023	126,401
		2,040,695
	Virgin Islands (British) – 0.4%
200,000	Yingde Gases Investment, Ltd., 6.25%, 01/19/2023	188,501
	Total International Debt Securities (Cost $28,128,204)	26,783,745
	Private Companies – 0.7%
	United States – 0.7%
271,302	V Global Holdings LLC, Common Shares3 7	339,128
	Total Private Companies (Cost $284,867)	339,128
	Short-Term Investments – 6.0%
	United States – 6.0%
2,964,185	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 2.31%[8]	2,964,185
	Total Short-Term Investments (Cost $2,964,185)	2,964,185
	U.S. Treasury Notes – 22.1%
	United States – 22.1%
11,000,000	United States Treasury Note, 1.25%, 08/31/2019	10,901,385
	U.S. Treasury Notes (Continued)
	Total U.S. Treasury Notes (Cost $10,900,631)	10,901,385
	Total Investments – 99.3% (Cost $50,665,435)	49,037,771
	Other Assets in Excess of Liabilities – 0.7%	367,949
	Total Net Assets – 100.0%	$49,405,720

1 Floating rate security. Rate as of December 31, 2018 is disclosed.

2 When-issued security that has not yet settled as of December 31, 2018. Rate is not in effect at December 31, 2018.

3 Fair valued, illiquid and restricted under direction of the Board of Trustees.

4 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5 All or a portion of this security is segregated as collateral as of December 31, 2018.

6 Variable rate security. Rate as of December 31, 2018 is disclosed.

7 Non-income producing security.

8 The rate is the annualized seven-day yield as of December 31, 2018.

See accompanying Notes to Schedule of Investments.

At December 31, 2018, the Destra International & Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

									Unrealized
		Currency	Currency	Contract Amount					Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy		Sell		Value	(Depreciation)
January 23, 2019	Barclays Capital	U.S. Dollar	Euro Currency		$11,589,463	EUR	10,090,000	$11,578,001	$11,462
January 23, 2019	Brown Brothers Harriman	Euro Currency	U.S. Dollar	EUR	234,438		$269,475	269,011	(464)
January 23, 2019	Brown Brothers Harriman	Pound Sterling	U.S. Dollar	GBP	198,000		$253,698	252,629	(1,069)
January 23, 2019	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$2,014,001	EUR	1,758,535	2,017,871	(3,870)
January 23, 2019	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$1,807,922	GBP	1,382,000	1,763,298	44,624
January 23, 2019	Citibank, N.A.	U.S. Dollar	Euro Currency		$944,571	EUR	830,000	952,402	(7,831)
January 23, 2019	Citibank, N.A.	U.S. Dollar	Pound Sterling		$240,826	GBP	188,000	239,870	956
January 23, 2019	Credit Agricole	U.S. Dollar	Euro Currency		$114,631	EUR	101,000	115,895	(1,264)
January 23, 2019	Royal Bank of Scotland	Euro Currency	U.S. Dollar	EUR	229,000		$261,683	262,771	1,088
January 23, 2019	Royal Bank of Scotland	U.S. Dollar	Euro Currency		$1,509,058	EUR	1,307,000	1,499,747	9,311
January 23, 2019	Royal Bank of Scotland	U.S. Dollar	Pound Sterling		$659,720	GBP	500,000	637,951	21,769
January 23, 2019	Standard Bank	Euro Currency	U.S. Dollar	EUR	200,000		$228,810	229,495	685
January 23, 2019	Standard Chartered	Euro Currency	U.S. Dollar	EUR	124,000		$142,053	142,286	233
January 23, 2019	Standard Chartered	U.S. Dollar	Euro Currency		$7,419,711	EUR	6,410,807	7,356,227	63,484
January 23, 2019	UBS Securities	U.S. Dollar	Euro Currency		$460,135	EUR	400,000	458,989	1,146
March 28, 2019	Barclays Capital, Inc.	Euro Currency	U.S. Dollar	EUR	2,154,000		$2,442,177	2,486,151	43,974
March 28, 2019	Barclays Capital, Inc.	U.S. Dollar	Pound Sterling		$2,442,177	GBP	1,926,527	2,465,966	(23,789)
March 28, 2019	Citibank, N.A.	U.S. Dollar	Pound Sterling		$2,445,000	GBP	1,910,574	2,445,546	(546)
									$159,899

Credit Default Swap Agreements:

Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value [1]	Premium (Paid) Received	Unrealized Gain (Loss)	Value
Markit Swap [2]	Barclays Capital Inc.	1.00% / Quarterly	12/20/2023	$9,000,000	$(456,300)	$35,433	$(420,867)
Markit Swap [3]	Barclays Capital Inc.	5.00% / Quarterly	12/20/2023	8,800,000	86,240	107,075	193,315
Markit Swap [3]	Credit Suisse	5.00% / Quarterly	12/20/2023	500,000	20,230	(9,247)	10,983
					$(349,830)	$133,261	$(216,569)

[1]	The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the agreement.
[2]	The underlying index is the Markit CDX Emerging Markets Index.
[3]	The underlying index is the Markit CDX North America High Yield Index.

See accompanying notes to the Schedule of Investments.

Destra International & Event-Driven Credit Fund

Summary of Investments

As of December 31, 2018 (Unaudited)

	Value	% of Net Assets
Bank Loans
Chemicals	143,341	0.3
Commercial Services	203,913	0.4
Machinery-Construction & Mining	98,188	0.2
Media	293,660	0.6
Oil & Gas	905,418	1.9
Packaging & Containers	1,197,568	2.4
Pharmaceuticals	359,579	0.7
Retail	237,437	0.5
Software	163,534	0.3
Telecommunications	186,361	0.4
Total Bank Loans	3,788,999	7.7
Common Stocks
Forest Products & Paper	58,182	0.1
Total Common Stocks	58,182	0.1
Corporate Debt Securities
Banks	551,340	1.1
Chemicals	644,238	1.3
Commercial Services	291,165	0.6
Forest Products & Paper	208,000	0.4
Healthcare-Services	247,000	0.5
Iron/Steel	133,365	0.3
Media	650,057	1.3
Oil & Gas	290,870	0.6
Pipelines	270,894	0.5
Sovereign	122,875	0.2
Storage/Warehousing	186,500	0.4
Telecommunications	421,750	0.9
Textiles	184,093	0.4
Total Corporate Debt Securities	4,202,147	8.5
International Debt Securities
Airlines	480,018	1.0
Apparel	188,070	0.4
Auto Manufacturers	206,330	0.4
Banks	7,662,988	15.5
Building Materials	342,936	0.7
Chemicals	188,501	0.4
Commercial Services	653,424	1.3
Diversified Financial Services	688,452	1.4
Electric	347,948	0.7
Entertainment	126,401	0.3
Food	295,029	0.6
Healthcare-Services	192,136	0.4
Home Builders	116,341	0.2
Media	480,373	1.0
Mining	99,351	0.2
Municipal	238,296	0.5
Real Estate	320,645	0.6
Retail	507,885	1.0
Sovereign	12,627,500	25.6
Storage/Warehousing	224,634	0.4
Telecommunications	796,487	1.6
Total International Debt Securities	26,783,745	54.2
Private Companies
Chemicals	339,128	0.7
Total Private Companies	339,128	0.7
Short-Term Investments
Money Market Fund	2,964,185	6.0
Total Short-Term Investments	2,964,185	6.0
U.S. Treasury Notes
Sovereign	10,901,385	22.1
Total U.S. Treasury Notes	10,901,385	22.1
Total Investments	49,037,771	99.3
Other Assets in Excess of Liabilities	367,949	0.7
Total Net Assets	$49,405,720	100.0%

See accompanying Notes to Schedule of Investments.

Investment Valuation – Destra Capital Advisors LLC (the “Adviser”) determines the values of Destra International & Event-Driven Credit Fund’s (the “Fund”) assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the board of trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

Fair Value Measurements –

U.S. generally accepted accounting principles defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Bank Loans
Canada	$—	$597,016	$—	$597,016
Finland	—	599,288	—	599,288
France	—	293,660	—	293,660
Luxembourg	—	598,280	—	598,280
Sweden	—	203,913	—	203,913
United States	—	1,353,501	143,341	1,496,842
Common Stocks	58,182	—	—	58,182
Corporate Debt Securities (1)	—	4,202,147	—	4,202,147
International Debt Securities
Brazil	—	204,026	—	204,026
Cayman Islands	—	202,250	—	202,250
Colombia	—	206,502	—	206,502
Ecuador	—	245,062	—	245,062
Egypt	—	207,810	—	207,810
France	—	1,230,912	—	1,230,912
Germany	—	10,839,820	—	10,839,820
Greece	—	577,936	—	577,936
Ireland	—	245,357	—	245,357
Italy	—	2,032,973	342,936	2,375,909
Jersey	—	205,822	—	205,822
Jordan	—	184,167	—	184,167
Luxembourg	—	672,710	—	672,710
Macedonia (The Former Yugoslav Republic of)	—	255,502	—	255,502
Mexico	—	201,326	—	201,326
Netherlands	—	2,199,442	—	2,199,442
Nigeria	—	273,213	—	273,213
Panama	—	193,750	—	193,750
Portugal	—	500,731	—	500,731
Spain	—	1,722,509	—	1,722,509
Sri Lanka	—	177,029	—	177,029
Sweden	—	643,093	—	643,093
Switzerland	—	782,000	—	782,000
Tunisia	—	207,671	—	207,671
United Kingdom	—	2,040,695	—	2,040,695
Virgin Islands (British)	—	188,501	—	188,501
Private Companies	—	—	339,128	339,128
Short-Term Investments	2,964,185	—	—	2,964,185
U.S. Treasury Notes	—	10,901,385	—	10,901,385
Total	$3,022,367	$45,189,999	$825,405	$49,037,771

(1)	All sub-categories represent Level 2 evaluation status.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments. The amounts  are the net unrealized appreciation/(depreciation) on the investment as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Exchange Contracts	$—	$159,899	$—	$159,899
Swap Agreements	—	133,261	—	114,761
Total	$—	$293,160	$—	$274,660

For the period ended December 31, 2018, there were no transfers into or out of Level 3.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of December 31, 2018:

Type of Investment	Balance as of September 30, 2018	Purchase of Investments	Sale of Investments	Net Realized Gain (Loss) on Investments	Net change in Unrealized Appreciation (Depreciation) on Investments	Balance as of December 31, 2018
Bank Loan
United States	$143,341	$—	$—	$—	$—	$143,341
International Debt
Italy	—	338,677	—	—	4,259	342,936
Private Company
United States	339,128	—	—	—	—	339,128
Total Investments	$482,469	$338,677	$—	$—	$4,259	$825,405

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2018:

Type of Investment	Fair Value as of December 31, 2018	Valuation Techniques	Unobservable Inputs	Weighted Average (1)		Range of Inputs			Impact on Valuation From an Increase in Input
Bank Loan
Vertellus Holdings LLC
United States	$143,341	Discounted Cash Flow	Discount Rate	12.89%		12.72%	-	12.99%	Decrease
Private Companies
V Global Holdings LLC
United States	339,128	Discounted Cash Flow	Discount Rate	13.65%		12.75%	-	14.75%	Decrease

		Guideline Public Company Market Approach	EBITDA Valuation Multiples	6.50	x	6.25x	-	6.75x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	7.13	x	6.75x	-	7.5x	Increase
International Debt
Saxa Gres SpA
Italy	342,936	Guideline Public Company Market Approach	EBITDA Valuation Multiples	5.0	x	4.0x		6.0x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	5.9	x	4.7x		7.5x	Increase
Total Investments	$825,405

(1)	Unobservable inputs for discount rates and EBITDA valuation multiples were weighted equally using the high and low ranges of inputs.

For private company equity interests, various factors may be considered in determining fair value, including but not limited to multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a private company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

ITEM 2. CONTROLS AND PROCEDURES.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra International & Event-Driven Credit Fund

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	February 25, 2019

By (Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	February 25, 2019